COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE	Remaining annual lease payments to the lease expiration dates are as follows:
2022	$182,787
2023 and beyond	258,274
$441,061